CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Mar. 02, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Jul. 01, 2021
Current assets:
Cash	$ 206,263		$ 815,643		$ 1,737,511
Prepaid expenses	312,985		306,462		654,912
Due from Sponsor	105,000
Total current assets	624,248		1,122,105		2,392,423
Investments held in Trust Account	258,765,536		256,918,610		252,994,944
Total Assets	259,389,784		258,040,715		255,387,367
Current liabilities:
Accounts payable	1,900,579		452,860		43,873
Accrued expenses	22,314		33,772		19,332
Accrued expenses - related party	25,000
Accrued offering costs					89,231
Total current liabilities	1,947,893		486,632		152,436
Deferred underwriting fee payable	8,855,000	$ 8,855,000	8,855,000		8,855,000
Total Liabilities	10,802,893		9,341,632		9,007,436
Commitments and Contingencies
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding at March 31, 2023 and December 31, 2022
Accumulated deficit	(10,079,359)		(8,120,241)		(6,620,782)
Total Shareholders' Deficit	(10,078,646)		(8,119,528)	$ (6,990,644)	(6,620,069)	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Redemption and Shareholders' Deficit	259,389,784		258,040,715		255,387,367
Class A ordinary shares
Shareholders' Deficit:
Ordinary shares	80		80		80
Class A ordinary shares subject to possible redemption
Current liabilities:
Class A ordinary shares subject to possible redemption, $0.0001 par value, 25,300,000 shares at redemption value of $10.22 and $10.15 per share at March 31, 2023 and December 31, 2022, respectively	258,665,537		256,818,611		253,000,000
Class B ordinary shares
Shareholders' Deficit:
Ordinary shares	$ 633		$ 633		$ 633